Organization Business and Going Concern (Details Narrative) - USD ($)		3 Months Ended		9 Months Ended		12 Months Ended
	Apr. 13, 2022	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Apr. 28, 2022	May 10, 2021	Apr. 14, 2021
Revenue		$ 107,042	$ 174,710	$ 738,729	$ 258,660	$ 520,645	$ 62,732
Working capital deficiency				(1,002,764)
Net proceeds issuance of preferred stock and relate party loans				1,079,189
Net loss		(655,238)	$ (9,084,815)	(5,082,352)	$ (9,918,107)	(10,102,266)	$ (2,907,828)
Due to related parties		$ 1,255,572		$ 1,255,572		$ 1,309,077
Convertible Preferred Stock Series C | MFB California [Member]
Shares issued	1,000,000
Royalty on gross sales	10.00%
Preferred Stock, Value	$ 4,200,000
Jan Ralston [Member]
Series A preferred stock acuired										10,000,000
CEO, Joshua Ralston [Member]
Ownership transferred Series A preferred stock								10,000,000
LLC [Member]
Issued and outstanding equity acquired									$ 50,000